Derivatives and Hedge Accounting - Gross carrying value of derivatives used for net investment hedging (Detail) - Derivatives [member] - Hedges of net investments in foreign operations [member] - Forwards and futures [member]
€ in Millions
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 41
Hedging instrument, liabilities	€ 16